SHARE-BASED PAYMENTS (Details 1) - Multiplus S.A. [Member] - Subsidiaries Compensation Plans [Member] - Stock Option [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	$ 247,500	$ 316,025
3rd Grant - 03/21/2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	84,249	84,249
4th Grant - 04/03/2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	163,251	163,251
4th Extraordinary Grant - 11/20/2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options		$ 68,525